The Target Portfolio Trust
655 Broad Street, 17th Floor
Newark, New Jersey 07102

December 1, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Target Portfolio Trust: Form N-1A Post-Effective Amendment No. 70 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 70 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 33-50476

Investment Company Act No. 811-07064

Dear Sir or Madam:

On behalf of The Target Portfolio Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 70 to the Registration Statement under the 1933 Act and Amendment No. 70 to the Registration Statement under the 1940 Act (the “Amendment”). This Amendment relates only the Prudential QMA Small-Cap Value Fund (the Fund), which is a series of the Trust.

The Amendment has been filed to replace Post-Effective Amendment No. 69 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 69 to the Registrant’s Registration Statement under the 1940 Act (the Prior Amendment).

The Prior Amendment was filed pursuant to Rule 485(a) under the Securities Act on October 5, 2017 in order to register two new classes of shares of Prudential QMA Small-Cap Value Fund, known as Class R2 and Class R4.  However, at the time the Prior Amendment was filed on EDGAR, the EDGAR submission erroneously created a new series ID as well as new class IDs for the new share classes.  There was no intention by the Company to create a new series.

After discussion with the SEC Staff in the Division of Investment Management (Mr. Alberto Zapata) as well as with the SEC Staff in the EDGAR Support Office (Ms. Lynn Kenny), it was determined that the appropriate method to correct the erroneous EDGAR submission data contained in the Prior Amendment would be to withdraw the Prior Amendment by filing Form AW, and thereafter, to obtain new class IDs for the new share classes for the Prudential QMA Small-Cap Value Fund  by filing a new post-effective amendment under Rule 485(a) under the Securities Act containing the identical prospectus, statement of additional information, and Part C as was contained in the Prior Amendment.

The prospectus, statement of additional information, and Part C contained in the Prior Amendment was already reviewed by the Staff of the Division of Investment Management, and comments on the Prior Amendment have been provided by the Staff to the Trust, for which the Trust will submit responses.

The Trust hereby is requesting accelerated effectiveness of the Amendment because the Amendment is identical to the Prior Amendment in all respects, the Prior Amendment has already been reviewed by the Staff of the Division of Investment Management, and the Amendment is being filed solely in order to correct erroneous EDGAR submission data inadvertently included when the Prior Amendment was filed.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary